EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations	$ 5,966	$ (17,811)
Preferred stock dividends	(7,335)	(5,208)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	(14,797)	(28,726)
Loss from discontinued operations	(13,428)	(4,892)
Net loss attributable to noncontrolling interests	$ 0	$ 815
Weighted average number of shares outstanding, basic (in shares)	19,892	19,680
Weighted average number of shares outstanding, diluted (in shares)	19,892	19,680
Basic loss from continuing operations (in dollars per share)	$ (0.07)	$ (1.17)
Basic Loss from discontinued operations attributable to the Company (in dollars per share)	(0.67)	(0.29)
Basic loss (in dollars per shares)	(0.74)	(1.46)
Diluted loss (in dollars per share)	$ (0.74)	$ (1.46)
Continuing Operations
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations	$ 5,966	$ (17,811)
Preferred stock dividends	$ (7,335)	$ (5,208)
Basic loss from continuing operations (in dollars per share)	$ (0.07)	$ (1.17)
Discontinued Operations
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from discontinued operations	$ (13,428)	$ (4,892)
Net loss attributable to noncontrolling interests	$ 0	$ 815
Weighted average number of shares outstanding, basic (in shares)	19,892	19,680
Weighted average number of shares outstanding, diluted (in shares)	19,892	19,680
Basic Loss from discontinued operations attributable to the Company (in dollars per share)	$ (0.67)	$ (0.29)
Diluted Loss from discontinued operations attributable to the Company (in dollars per share)	$ (0.67)	$ (0.29)